Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Short-term employee benefits	$33	$40
Post-employment benefits	1	1

Share-based payments	38	40
Total	$72	$81